Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Member]
Defined Contribution Plans Disclosure [Abstract]
Percentage of matching contributions under defined contribution plan (in hundredths)	4.00%
Total expense for defined contribution plans	$ 4,700,000	$ 4,300,000	$ 3,500,000
Pension Plans, Defined Benefit [Member]
Benefit obligation [Roll Forward]
Benefit obligation at beginning of year	64,939,000	63,790,000
Service cost	2,583,000	2,419,000	1,896,000
Interest cost	2,659,000	2,778,000	2,902,000
Foreign currency exchange rate changes	799,000	(364,000)
Benefits paid	(3,045,000)	(3,168,000)
Actuarial (gain) loss	6,750,000	(516,000)
Benefit obligation at end of year	74,685,000	64,939,000	63,790,000
Change in fair value of plan assets [Roll Forward]
Plan assets at beginning of year	28,697,000	26,029,000
Company contributions	4,075,000	3,641,000
Foreign currency exchange rate changes	973,000	(385,000)
Benefits paid	(3,045,000)	(3,168,000)
Actual gain on plan assets	2,169,000	2,580,000
Plan assets at end of year	32,869,000	28,697,000	26,029,000
Funded status	(41,816,000)	(36,242,000)
Accumulated benefit obligation	70,230,000	61,714,000
Amounts recognized in Consolidated Balance Sheets [Abstract]
Accrued employee and retiree benefits	(52,825,000)	(45,134,000)
Prepaid expenses and other current assets	11,011,000	8,892,000
Net liability	(41,814,000)	(36,242,000)
Components of annual benefit cost [Abstract]
Service cost	2,583,000	2,419,000	1,896,000
Interest cost	2,659,000	2,778,000	2,902,000
Expected return on plan assets	(1,428,000)	(1,520,000)	(1,367,000)
Amortization of prior service cost	1,971,000	3,112,000	3,011,000
Recognized actuarial loss	799,000	1,388,000	1,252,000
Defined benefit expense	6,584,000	8,177,000	7,694,000
Weighted-average liability assumptions [Abstract]
Discount rate (in hundredths)	3.27%	4.27%
Expected return on plan assets (in hundredths)	4.76%	5.00%
Rate of compensation increase (in hundredths)	4.01%	4.11%
Weighted-average cost assumption [Abstract]
Discount rate (in hundredths)	4.27%	4.35%
Expected return on plan assets (in hundredths)	5.00%	5.80%
Rate of compensation increase (in hundredths)	4.11%	4.27%
Estimated Future Benefit Payments [Abstract]
Expected Future Benefit Payments in Year One	3,400,000
Expected Future Benefit Payments in Year Two	34,900,000
Expected Future Benefit Payments in Year Three	2,200,000
Expected Future Benefit Payments in Year Four	2,700,000
Expected Future Benefit Payments in Year Five	2,400,000
Expected Future Benefit Payments in Five Fiscal Years Thereafter	13,300,000
Estimated Future Employer Contributions in Next Fiscal Year	4,500,000
Amounts recognized in Accumulated Other Comprehensive Income [Abstract]
Prior service cost	1,362,000	3,330,000
Unrecognized net actuarial loss	17,031,000	11,668,000
Other Comprehensive Income (Loss), Pension Adjustment, Net of Tax [Abstract]
Net actuarial (loss) gain arising during the period	(3,947,000)	885,000	(1,043,000)
Prior service cost arising during the period	0	0	(670,000)
Amoritization of actuarial loss, included in defined benefit expense	526,000	866,000	783,000
Amoritization of prior service cost, included in defined benefit expense	1,205,000	1,901,000	1,840,000
Pension adjustment, net of tax	(2,216,000)	3,652,000	910,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Expected amoritization of actuarial loss in next fiscal year	3,200,000
Expected amoritization of prior service cost in next fiscal year	$ 200,000